Increase in Authorized Shares of Common Stock	9 Months Ended
Sep. 30, 2013
Class of Stock Disclosures [Abstract]
Increase In Authorized Shares of Common Stock [Text Block]
7.  Increase in Authorized Shares of Common Stock

On September 26, 2013, our shareholders approved an increase in our authorized common stock from 200,000,000 shares to 350,000,000 shares, and we amended our articles of incorporation accordingly on the same day.